The following table summarizes the status of stock options outstanding at December 31, 2020: (Details)	12 Months Ended
Dec. 31, 2020 $ / shares shares
$2.50 to $4.99 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit	$ 2.50
Range of Exercise Prices, upper limit	$ 4.99
Shares | shares	515,989
Weighted Average Remaining Option Life	4 years 7 months 6 days
Weighted Average Exercise Price	$ 3.75
$5.00 to $7.49 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit	5.00
Range of Exercise Prices, upper limit	$ 7.49
Shares | shares	353,359
Weighted Average Remaining Option Life	3 years 7 months 6 days
Weighted Average Exercise Price	$ 6.17
$7.50 to $9.99 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit	7.50
Range of Exercise Prices, upper limit	$ 9.99
Shares | shares	0
Weighted Average Remaining Option Life	0 years
Weighted Average Exercise Price	$ 0.00
$10.00 to $12.49 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit	10.00
Range of Exercise Prices, upper limit	$ 12.49
Shares | shares	244,477
Weighted Average Remaining Option Life	1 year 2 months 12 days
Weighted Average Exercise Price	$ 11.32
$12.50 to $14.15 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit	12.50
Range of Exercise Prices, upper limit	$ 14.15
Shares | shares	59,365
Weighted Average Remaining Option Life	2 months 12 days
Weighted Average Exercise Price	$ 12.97